FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AND RISK MANAGEMENT - Counterparty exposure and Credit Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Counterparty exposure and Credit Risk
Maximum investment percent	2.50%
Impairments	R 4,411.0	R 1,381.1
Trade receivables
Counterparty exposure and Credit Risk
Impairments	0.0
Past due but not impaired | Trade receivables
Counterparty exposure and Credit Risk
Receivables	9.0	11.7	R 5.4
Impaired | Trade receivables
Counterparty exposure and Credit Risk
Receivables	R 5.7	R 2.6	R 1.9